March 8, 2012

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Allianz Global Investors Money Market Fund, a series of Allianz Funds
(Reg. 33-36528) (811-22167)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated February 17, 2012.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel

cc: Ropes & Gray LLP

Allianz Asset Management of America L.P.

1633 Broadway

New York, NY 10019

212.739.3000